Segment Information - Schedule of Geographic Area Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales, net	$ 548,970	$ 644,769	$ 669,893
Long-lived assets	219,465	225,564	222,285
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales, net	46,574	42,817	40,050
Long-lived assets	122,983	123,679	123,698
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales, net	110,167	97,997	83,970
Long-lived assets	61,027	63,506	59,108
U.S.A. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales, net	383,829	495,673	537,111
Long-lived assets	35,455	38,379	39,479
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales, net	$ 8,400	$ 8,282	$ 8,762